REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue from contracts with customers	9,229	9,440	16,986	19,284
Provisional pricing adjustments on concentrate sales	(1,448)	277	(708)	214
Total revenue	7,781	9,717	16,278	19,498

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue:
Silver	5,054	6,083	9,568	12,682
Lead	930	1,429	2,054	2,737
Zinc	1,797	2,205	4,656	4,079
Total revenue	7,781	9,717	16,278	19,498